Income Taxes - Composition of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal									$ 45.1	$ 0.0	$ 0.0
Foreign									45.5	91.6	31.1
State									(2.3)	(0.1)	0.3
Total current tax expense									88.3	91.5	31.4
Deferred:
Federal									(56.8)	42.6	18.4
Foreign									(5.6)	(16.6)	(26.8)
State									1.7	(6.3)	2.5
2017 Tax Act									0.0	(33.1)	0.0
Total deferred tax benefit									(60.7)	(13.4)	(5.9)
Income taxes	$ (18.6)	$ 18.6	$ 22.8	$ 4.8	$ 6.1	$ 11.6	$ 15.0	$ 45.4	$ 27.6	$ 78.1	$ 25.5